Cboe Vest S&P 500® Buffer Protect Strategy Fund | Class A Shares
FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy Fund
Investment Objective

The Cboe Vest S&P 500® Buffer Protect Strategy Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cboe Vest S&P 500® Buffer Protect Strategy Fund	Class A Shares	Class C Shares	Investor Class Shares	Institutional Class Shares	Class Y Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none	none	none	none	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%	2.00%	none	none
Exchange Fee	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cboe Vest S&P 500® Buffer Protect Strategy Fund		Class A Shares	Class C Shares	Investor Class Shares	Institutional Class Shares	Class Y Shares
Management Fee		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) and Service Fees		0.25%	1.00%	0.25%	none	none
Shareholder Services Plan		none	none	0.15%	0.03%	none
Other Expenses		2.59%	2.59%	2.59%	2.49%	2.49%
Total Annual Fund Operating Expenses		3.59%	4.34%	3.74%	3.27%	3.24%
Fee Waivers and/or Expense Reimbursements	[1]	(2.39%)	(2.39%)	(2.54%)	(2.32%)	(2.49%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[1]	1.20%	1.95%	1.20%	0.95%	0.75%
[1]	Cboe Vest Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.75%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Cboe Vest S&P 500® Buffer Protect Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	690	1,403	2,135	4,059
Class C Shares	198	1,098	2,011	4,345
Investor Class Shares	122	909	1,715	3,821
Institutional Class Shares	97	789	1,506	3,408
Class Y Shares	77	764	1,476	3,368

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal period ended October 31, 2017, the Fund’s portfolio turnover rate was zero due to the Fund not having any long-term securities for the period.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO Index, by constructing a portfolio of specially designed options that are similar to options that comprise the indices that underlie the SPRO Index. The Fund will effectively divide its portfolio into twelve segments (referred to herein as a tranche), and each tranche will be invested in options that are tied to a particular month of the year. The Fund will implement this general approach to portfolio construction until it has reached an asset level at which the Adviser determines that it is prudent and efficient to convert the Fund into a fund of funds structure. When the Adviser converts the Fund to a fund of funds structure, the Fund will invest in other mutual funds advised by the Adviser. Each of these other mutual funds will be similar to the twelve tranches that the Fund will initially construct for its portfolio in that each of these other mutual funds will invest in options similar to a particular index that the mutual fund is designed to track and each will be tied to a particular month of the year.

Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO Index. Immediately following this section is information about the SPRO Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO Index

The SPRO Index is a balanced index that is a composite of the twelve (12) Cboe® S&P 500® Buffer Protect Index Monthly Series (“Index Monthly Series”) that correspond to each month of the year (e.g., the Cboe® S&P 500® Buffer Protect Index January Series, the Cboe® S&P 500® Buffer Protect Index February Series, . . .etc.). The SPRO Index is rebalanced on the third Wednesday of each month to be equally weighted among the 12 Index Monthly Series. The methodology for the SPRO Index, as well as each of the Index Monthly Series was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. Each of the Index Monthly Series is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

Each of the Index Monthly Series measures the performance of a portfolio of exchange traded FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of the month of the respective Index Monthly Series and if held to the third Wednesday of the same month the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy for each Index Monthly Series is determined by the Index Calculation Agent on the third Wednesday of the month corresponding to the Index Monthly Series, pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprise the Index Monthly Series is equivalent to the value of the S&P 500® Index.

Index composition: Each of the Index Monthly Series measures the performance of a portfolio of six purchased and written exchange traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of the month of the respective Index Monthly Series of the Index and expire on the third Wednesday of the month the following year. The options are:

-     Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

-     Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

-     Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

-     Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

-     Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

-     Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

The SPRO Index, which is a balanced index that is a composite of the 12 Index Monthly Series, will effectively be comprised of 72 FLEX options with varying strikes and expiration dates.

Adviser’s Investment Approach

The Fund generally invests in a series of 12 monthly rolling “tranches” (meaning a portion of the Fund’s investment, i.e., a January, February portion, March portion etc.). The Fund constructs each monthly tranche with FLEX Options that will be held for an approximate period of one year and that are similar to those utilized by the Index Monthly Series. Each monthly tranche seeks to track, before fees and expenses, the returns of the Index Monthly Series corresponding to that month. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time.

To meet its objective of tracking, before fees and expenses, the performance of the SPRO Index, the Fund will invest in FLEX Options for each monthly tranche that are similar to the FLEX Options that comprise each of the Index Monthly Series. Each monthly tranche that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) subject to the following conditions:

•    If the S&P 500® Index appreciates over the tranche holding period, the tranche seeks to provide with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

•    If the S&P 500® Index decreases over the tranche holding period by 10% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.

•    If the S&P 500® Index decreases over the tranche holding period by more than 10%, the tranche seeks to provide a total return loss that is 10% less than the percentage loss on the S&P 500® Index with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index by tracking the SPRO Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO Index, the Fund attempts to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO Index to seek to track, before fees and expenses, the performance of the SPRO Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect, within each monthly tranche, an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. For any given tranche, the FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the S&P 500® Index and different levels of capped gains from gains in the S&P 500® Index. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

To the extent that the Fund converts to a fund of funds and thereby begins to invest in other mutual funds to implement the investment strategy, it will only invest in mutual funds that seek to track, before fees and expenses, the performance of one or more of the Index Monthly Series (“Monthly Funds”). There are twelve (12) Monthly Funds that are advised by the Adviser that are offered in a separate prospectus. Once the Fund’s assets reach a certain level, the Fund will only implement its investment strategy by investing in the Monthly Funds. Until such time, the Fund’s portfolio will be allocated to twelve (12) separate annual tranches (i.e., one for each month of the year) as described above.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risks of Investing in Other Investment Companies and Underlying Funds. The Fund will incur higher and duplicative expenses when it invests in mutual funds and exchange-traded funds (“ETFs”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO Index, as well as each of the Index Monthly Series, is designed to represent a proposed option strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the SPRO Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the SPRO Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO Index and each of the Index Monthly Series do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO Index.

Equity Risk. The SPRO Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative return of each monthly tranche is subject to a capped upside and partial downside protection. The target return or loss for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum capped return. Because each monthly tranche’s return (or the return for one of the Monthly Funds as the case may be) will be capped, the return of the Fund with respect to any particular tranche (or the Monthly Funds) may be less than the performance of the S&P 500® Index or Reference ETF.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount. Shares of exchange-traded funds tend to trade at a discount from their NAV.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its NAV in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO Index, at times, the Fund may not have investment exposure to all securities in the SPRO Index, or its weighting of investment exposure to securities may be different from that of the SPRO Index. In addition, the Fund may invest in securities not included in the SPRO Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO Index, potentially resulting in the Fund being over- or underexposed to the SPRO Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

As of the date of this prospectus, the Class A and C shares of the Fund have not commenced operations. As a result, the Fund does not have a full calendar year of performance history for those classes of shares. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Average Annual Total Returns - Cboe Vest S&P 500® Buffer Protect Strategy Fund	1 Year	Since Inception	Inception Date
Investor Class Shares			Dec. 08, 2016
Investor Class Shares | Return Before Taxes	11.67%	11.67%
Institutional Class Shares			Aug. 23, 2016
Institutional Class Shares | Return Before Taxes	11.85%	10.29%
Institutional Class Shares | Return After Taxes on Distributions	11.85%	10.29%
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	6.71%	7.87%
Class Y Shares			Aug. 23, 2016
Class Y Shares | Return Before Taxes	11.85%	10.29%
Class Y Shares | Cboe S&P 500® Buffer Protect Balanced Series	12.15%	10.48%
Class Y Shares | S&P 500® Index	19.42%	15.97%

Cboe Vest S&P 500® Buffer Protect Strategy Fund | Investor Class Shares
FUND SUMMARY Cboe Vest S&P 500® Buffer Protect Strategy Fund
Investment Objective

The Cboe Vest S&P 500® Buffer Protect Strategy Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cboe Vest S&P 500® Buffer Protect Strategy Fund	Class A Shares	Class C Shares	Investor Class Shares	Institutional Class Shares	Class Y Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none	none	none	none	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%	2.00%	none	none
Exchange Fee	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cboe Vest S&P 500® Buffer Protect Strategy Fund		Class A Shares	Class C Shares	Investor Class Shares	Institutional Class Shares	Class Y Shares
Management Fee		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) and Service Fees		0.25%	1.00%	0.25%	none	none
Shareholder Services Plan		none	none	0.15%	0.03%	none
Other Expenses		2.59%	2.59%	2.59%	2.49%	2.49%
Total Annual Fund Operating Expenses		3.59%	4.34%	3.74%	3.27%	3.24%
Fee Waivers and/or Expense Reimbursements	[1]	(2.39%)	(2.39%)	(2.54%)	(2.32%)	(2.49%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[1]	1.20%	1.95%	1.20%	0.95%	0.75%
[1]	Cboe Vest Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.75%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Cboe Vest S&P 500® Buffer Protect Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	690	1,403	2,135	4,059
Class C Shares	198	1,098	2,011	4,345
Investor Class Shares	122	909	1,715	3,821
Institutional Class Shares	97	789	1,506	3,408
Class Y Shares	77	764	1,476	3,368

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  For the most recent fiscal period ended October 31, 2017, the Fund’s portfolio turnover rate was zero due to the Fund not having any long-term securities for the period.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO Index, by constructing a portfolio of specially designed options that are similar to options that comprise the indices that underlie the SPRO Index.  The Fund will effectively divide its portfolio into twelve segments (referred to herein as a tranche), and each tranche will be invested in options that are tied to a particular month of the year.  The Fund will implement this general approach to portfolio construction until it has reached an asset level at which the Adviser determines that it is prudent and efficient to convert the Fund into a fund of funds structure.  When the Adviser converts the Fund to a fund of funds structure, the Fund will invest in other mutual funds advised by the Adviser.  Each of these other mutual funds will be similar to the twelve tranches that the Fund will initially construct for its portfolio in that each of these other mutual funds will invest in options similar to a particular index that the mutual fund is designed to track and each will be tied to a particular month of the year.

Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO Index.  Immediately following this section is information about the SPRO Index and its constituent parts.  Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO Index

The SPRO Index is a balanced index that is a composite of the twelve (12) Cboe® S&P 500® Buffer Protect Index Monthly Series (“Index Monthly Series”) that correspond to each month of the year (e.g., the Cboe® S&P 500® Buffer Protect Index January Series, the Cboe® S&P 500® Buffer Protect Index February Series, . . .etc.).  The SPRO Index is rebalanced on the third Wednesday of each month to be equally weighted among the 12 Index Monthly Series.  The methodology for the SPRO Index, as well as each of the Index Monthly Series was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser.  The value of the SPRO Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®.  Each of the Index Monthly Series is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of “target outcome” strategy.  A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

Each of the Index Monthly Series measures the performance of a portfolio of exchange traded FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of the month of the respective Index Monthly Series and if held to the third Wednesday of the same month the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy for each Index Monthly Series is determined by the Index Calculation Agent on the third Wednesday of the month corresponding to the Index Monthly Series, pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprise the Index Monthly Series is equivalent to the value of the S&P 500® Index.

Index composition: Each of the Index Monthly Series measures the performance of a portfolio of six purchased and written exchange traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of the month of the respective Index Monthly Series of the Index and expire on the third Wednesday of the month the following year. The options are:

•      Purchased Index Call Options.  The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Type A Index Call Options.  The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

•      Written Type B Index Call Options.  The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Index Monthly Series.

•      Written Type A Index Put Options.  The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•      Written Type B Index Put Options.  The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•      Purchased Index Put Options.  The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

The SPRO Index, which is a balanced index that is a composite of the 12 Index Monthly Series, will effectively be comprised of 72 FLEX options with varying strikes and expiration dates.

Adviser’s Investment Approach

The Fund generally invests in a series of 12 monthly rolling “tranches” (meaning a portion of the Fund’s investment, i.e., a January, February portion, March portion etc.).   The Fund constructs each monthly tranche with FLEX Options that will be held for an approximate period of one year and that are similar to those utilized by the Index Monthly Series.  Each monthly tranche seeks to track, before fees and expenses, the returns of the Index Monthly Series corresponding to that month. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time.

To meet its objective of tracking, before fees and expenses, the performance of the SPRO Index, the Fund will invest in FLEX Options for each monthly tranche that are similar to the FLEX Options that comprise each of the Index Monthly Series.  Each monthly tranche that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) subject to the following conditions:

•      If the S&P 500® Index appreciates over the tranche holding period, the tranche seeks to provide with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

•      If the S&P 500® Index decreases over the tranche holding period by 10% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.

•      If the S&P 500® Index decreases over the tranche holding period by more than 10%, the tranche seeks to provide a total return loss that is 10% less than the percentage loss on the S&P 500® Index with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”).  Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less.  Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index by tracking the SPRO Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO Index, the Fund attempts to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index.  Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security.  Many options are exchange-traded and are available to investors with set or defined contract terms.  The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO Index to seek to track, before fees and expenses, the performance of the SPRO Index.  Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price.  Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect, within each monthly tranche, an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. For any given tranche, the FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index.  Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped.  The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the S&P 500® Index and different levels of capped gains from gains in the S&P 500® Index. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”).  The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options.  Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

To the extent that the Fund converts to a fund of funds and thereby begins to invest in other mutual funds to implement the investment strategy, it will only invest in mutual funds that seek to track, before fees and expenses, the performance of one or more of the Index Monthly Series (“Monthly Funds”).  There are twelve (12) Monthly Funds that are advised by the Adviser that are offered in a separate prospectus.   Once the Fund’s assets reach a certain level, the Fund will only implement its investment strategy by investing in the Monthly Funds.  Until such time, the Fund’s portfolio will be allocated to twelve (12) separate annual tranches (i.e., one for each month of the year) as described above.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser.  This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risks of Investing in Other Investment Companies and Underlying Funds. The Fund will incur higher and duplicative expenses when it invests in mutual funds and exchange-traded funds (“ETFs”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations.  The SPRO Index, as well as each of the Index Monthly Series, is designed to represent a proposed option strategy.  The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the SPRO Index.  Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the SPRO Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund.  Like many passive indexes, the SPRO Index and each of the Index Monthly Series do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk.  Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO Index.  The Adviser expects the index sampling risk to be low.

Newly Created Index Risk.  The SPRO Index is newly created and has a limited history of performance.  As such, it is uncertain how closely the SPRO Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO Index.

Equity Risk. The SPRO Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange traded fund (“ETF”) that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease.  The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The positive or negative return of each monthly tranche is subject to a capped upside and partial downside protection. The target return or loss for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum capped return.  Because each monthly tranche’s return (or the return for one of the Monthly Funds as the case may be) will be capped, the return of the Fund with respect to any particular tranche (or the Monthly Funds) may be less than the performance of the S&P 500® Index or Reference ETF.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index.   The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF.  The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or Reference ETF rises or falls.  The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index.  The settlement value of the FLEX Options is based on the S&P 500® Index or Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time.  The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss.  The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment.  The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment.  As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF.  The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index.  The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF.  The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares.  The value of the Reference ETF is subject to the following factors:

•      Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities.  This differs from an actively managed fund, which typically seeks to outperform a benchmark index.  As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•      Tracking Error.  Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”.   It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•      Securities Lending Risk.  The Reference ETF may engage in securities lending.  Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•      Fees and Expenses.  Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

•      Discount.  Shares of exchange-traded funds tend to trade at a discount from their NAV.

Credit Risk.  Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.  The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk.  Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options.  Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options.  The Fund expects that its portfolio will be comprised of 10% or less of its NAV in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options.  Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market.  This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk.  The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk.  The Fund is recently formed.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO Index, at times, the Fund may not have investment exposure to all securities in the SPRO Index, or its weighting of investment exposure to securities may be different from that of the SPRO Index. In addition, the Fund may invest in securities not included in the SPRO Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO Index, potentially resulting in the Fund being over- or underexposed to the SPRO Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Institutional Class Shares of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.   Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.  Returns of the Investor Class and Class Y shares would have been different due to different expense structures.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Cboe Vest S&P 500® Buffer Protect Strategy Fund (Institutional Class) Calendar Year Total Returns

During the periods shown, the highest quarterly return was 5.00% (quarter ended March 31, 2017) and the lowest quarterly return was 1.40% (quarter ended June 30, 2017).
Average Annual Returns For Period Ended December 31, 2017

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the Investor and Class Y Shares will differ from those of the Institutional Shares as the expenses of those classes differ.  As of the date of this prospectus the Class Y Shares have not commenced operations. The returns for the Class Y Shares in the table below are the returns of the Institutional Class Shares although they have not been restated to apply the expenses of the Class Y Shares – Class Y shares returns would have been higher as the expenses for that class of shares is lower than those of the Institutional Shares.

Average Annual Total Returns - Cboe Vest S&P 500® Buffer Protect Strategy Fund	1 Year	Since Inception	Inception Date
Investor Class Shares			Dec. 08, 2016
Investor Class Shares | Return Before Taxes	11.67%	11.67%
Institutional Class Shares			Aug. 23, 2016
Institutional Class Shares | Return Before Taxes	11.85%	10.29%
Institutional Class Shares | Return After Taxes on Distributions	11.85%	10.29%
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	6.71%	7.87%
Class Y Shares			Aug. 23, 2016
Class Y Shares | Return Before Taxes	11.85%	10.29%
Class Y Shares | Cboe S&P 500® Buffer Protect Balanced Series	12.15%	10.48%
Class Y Shares | S&P 500® Index	19.42%	15.97%